RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Office Building Lease	$ 154	$ 169	$ 174
Vincent Tianquan Mo [Member]
Related Party Transaction [Line Items]
Office Building Lease	154	169	174
Beihai Silver Beach [Member] | Management Services [Member]
Related Party Transaction [Line Items]
Service fee incurred	421	470	700
Beihai Silver Beach [Member] | Hotel Operating Costs [Member]
Related Party Transaction [Line Items]
Service fee incurred	113
Upsky San Francisco [Member] | Hotel Operating Costs [Member]
Related Party Transaction [Line Items]
Service fee incurred	17	20	7
Upsky Lighthouse [Member] | Hotel Operating Costs [Member]
Related Party Transaction [Line Items]
Service fee incurred		1
Upsky Long Island [Member] | Hotel Operating Costs [Member]
Related Party Transaction [Line Items]
Service fee incurred	81	116	203
New York Military Academy [Member]
Related Party Transaction [Line Items]
Service fee incurred	111
New York Military Academy [Member] | Training Fee [Member]
Related Party Transaction [Line Items]
Service fee incurred	$ 111